Events after the reporting date - Narrative (Details)			12 Months Ended
	Apr. 24, 2025 EUR (€) € / shares shares	Apr. 23, 2025 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Apr. 30, 2025 shares	Mar. 26, 2025 director	Jan. 27, 2025 clinicalProductCandidate	Dec. 31, 2021 shares
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity			€ 2,836,000	€ 0	€ 0
Share capital			€ 4,192,221	€ 4,044,000	€ 4,011,000
Total number of shares issued (in shares) | shares			83,844,411	80,874,653	80,226,164				79,556,722
Share capital
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity			€ 92,000
Share capital			4,192,221
Share premium
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity			€ 2,744,000
Patients planned to be enrolled
Disclosure of non-adjusting events after reporting period [line items]
Number of patients planned to be enrolled in medical study | clinicalProductCandidate								105
New board members
Disclosure of non-adjusting events after reporting period [line items]
Number of additional members to the board of directors | director							2
Potential investment in the company | Maximum | Forecast | Sanofi-Aventis Participations
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity		€ 15,000,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share capital	€ 4,609,489.9
Total number of shares issued (in shares) | shares						92,189,798
Major ordinary share transactions | Sanofi-Aventis Participations
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	€ 14,999,998.59
Increase capital, net (in shares) | shares	8,345,387
Share price (in EUR per share) | € / shares	€ 1.7974
Total number of shares issued (in shares) | shares						8,345,387
Major ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares) | shares	92,175,723
Major ordinary share transactions | 2016 Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares) | shares	6,494
Major ordinary share transactions | 2017 Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares) | shares	7,581
Major ordinary share transactions | Share capital
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	€ 417,269.35
Major ordinary share transactions | Share premium
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	€ 14,582,729.24